PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Class A Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,199,790,000	1,200,000,000
Ordinary shares, shares issued (in shares)	672,024,600	505,253,850
Ordinary shares, shares outstanding (in shares)	672,024,600	505,253,850
Class B Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	145,875,113	174,649,638
Ordinary shares, shares outstanding (in shares)	145,875,113	174,649,638
Class C Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001
Ordinary shares, shares authorized (in shares)	60,000	60,000
Ordinary shares, shares issued (in shares)	60,000	60,000
Ordinary shares, shares outstanding (in shares)	60,000	60,000
Series A Perpetual Convertible Preferred Shares
Condensed balance sheets
Ordinary shares, shares issued (in shares)	150,000
Ordinary shares, shares outstanding (in shares)	150,000
Parent Company | Class A Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in shares)	1,199,790,000	1,200,000,000
Ordinary shares, shares issued (in shares)	672,024,600	505,253,850
Ordinary shares, shares outstanding (in shares)	672,024,600	505,253,850
Parent Company | Class B Ordinary Shares
Condensed balance sheets
Ordinary shares, shares authorized (in shares)	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	145,875,113	174,649,638
Ordinary shares, shares outstanding (in shares)	145,875,113	174,649,638
Parent Company | Class C Ordinary Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in shares)	60,000	60,000
Ordinary shares, shares issued (in shares)	60,000	60,000
Ordinary shares, shares outstanding (in shares)	60,000	60,000
Parent Company | Series A Perpetual Convertible Preferred Shares
Condensed balance sheets
Ordinary shares, par value (in dollars per share)	$ 0.00001